Consolidating Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 573,395	$ 484,219	$ 479,759
Changes in operating assets and liabilities and non cash items included in net income	606,651	355,464	186,951
Net cash provided by operating activities	1,180,046	839,683	666,710
Cash flows from investing activities:
Additions of property and equipment, net	(400,156)	(273,602)	(274,605)
Acquisitions	(1,077,442)	(188,502)	(87,617)
Proceeds from asset sales	75,183	22,727	7,697
Proceeds from investment sales and other items	3,187	2,744	8,465
Net cash provided by (used in) investing activities	(1,399,228)	(436,633)	(346,060)
Cash flows from financing activities:
Long-term debt and related financing costs, net	127,660	560,946	(61,274)
Other items	(374,843)	(643,338)	(130,798)
Net cash (used in) provided by financing activities	(247,183)	(82,392)	(192,072)
Net increase (decrease) in cash and cash equivalents	(466,365)	320,658	128,578
Cash and cash equivalents at beginning of the year	860,117	539,459	410,881
Cash and cash equivalents at end of year	393,752	860,117	539,459
DaVita Inc.
Cash flows from operating activities:
Net income	478,001	405,683	422,684
Changes in operating assets and liabilities and non cash items included in net income	(268,798)	(319,090)	(257,591)
Net cash provided by operating activities	209,203	86,593	165,093
Cash flows from investing activities:
Additions of property and equipment, net	(52,653)	(24,118)	(1,748)
Proceeds from investment sales and other items	(6,077)	(470)	11,631
Net cash provided by (used in) investing activities	(58,730)	(24,588)	9,883
Cash flows from financing activities:
Long-term debt and related financing costs, net	113,762	563,350	(60,619)
Intercompany borrowing	(464,564)	255,351	101,254
Other items	(291,198)	(558,453)	(78,637)
Net cash (used in) provided by financing activities	(642,000)	260,248	(38,002)
Net increase (decrease) in cash and cash equivalents	(491,527)	322,253	136,974
Cash and cash equivalents at beginning of the year	856,803	534,550	397,576
Cash and cash equivalents at end of year	365,276	856,803	534,550
Guarantor Subsidiaries
Cash flows from operating activities:
Net income	416,058	355,119	328,198
Changes in operating assets and liabilities and non cash items included in net income	325,807	136,348	(58,813)
Net cash provided by operating activities	741,865	491,467	269,385
Cash flows from investing activities:
Additions of property and equipment, net	(232,540)	(199,147)	(207,738)
Acquisitions	(1,048,136)	(188,502)	(87,617)
Proceeds from asset sales	75,183	22,727	7,697
Proceeds from investment sales and other items	9,264	3,214	(3,166)
Net cash provided by (used in) investing activities	(1,196,229)	(361,708)	(290,824)
Cash flows from financing activities:
Long-term debt and related financing costs, net	(1,896)	1,987	(1,962)
Intercompany borrowing	460,262	(121,887)	20,885
Other items	(4,002)	(9,859)	2,516
Net cash (used in) provided by financing activities	454,364	(129,759)	21,439
Non-Guarantor Subsidiaries
Cash flows from operating activities:
Net income	255,289	236,865	154,379
Changes in operating assets and liabilities and non cash items included in net income	(26,311)	24,758	77,853
Net cash provided by operating activities	228,978	261,623	232,232
Cash flows from investing activities:
Additions of property and equipment, net	(114,963)	(50,337)	(65,119)
Acquisitions	(29,306)
Net cash provided by (used in) investing activities	(144,269)	(50,337)	(65,119)
Cash flows from financing activities:
Long-term debt and related financing costs, net	15,794	(4,391)	1,307
Intercompany borrowing	4,302	(133,464)	(122,139)
Other items	(79,643)	(75,026)	(54,677)
Net cash (used in) provided by financing activities	(59,547)	(212,881)	(175,509)
Net increase (decrease) in cash and cash equivalents	25,162	(1,595)	(8,396)
Cash and cash equivalents at beginning of the year	3,314	4,909	13,305
Cash and cash equivalents at end of year	28,476	3,314	4,909
Consolidating Adjustments
Cash flows from operating activities:
Net income	(575,953)	(513,448)	(425,502)
Changes in operating assets and liabilities and non cash items included in net income	$ 575,953	$ 513,448	$ 425,502